Net Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Basic and Diluted Net Loss Per Share [Abstract]
Weighted average common stock outstanding - Diluted	80,951,591	67,805,572	80,880,494	67,296,655	72,040,167	53,219,180
Net loss per share of common stock outstanding - Diluted	$ (0.02)	$ (0.05)	$ (0.05)	$ (0.1)	$ (0.16)	$ (0.51)